Unsecured senior notes - Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Future principal payments
Within 1 year	¥ 4,801
Between 1 to 2 years	15,431
Between 4 to 5 years	17,488
Thereafter	64,810
Total principal amount	102,530		¥ 94,927
Level 2
Unsecured senior notes
Fair value	¥ 85,886	$ 12,523	¥ 89,319	$ 14,067